Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document And Entity Information [Abstract]
Document Period End Date	Dec. 31, 2019
Entity Central Index Key	0000937966
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Shell Company	false
Document Annual Report	true
Document Registration Statement	false
Entity Emerging Growth Company	false
Document Transition Report	false
Document Shell Company Report	false